Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Central Index Key	0000702172
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019
Class A Prospectus | General Money Market Fund, Inc. | Class A | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTAXX